Financial Instruments by Category - Additional Information (Details)	9 Months Ended
Sep. 30, 2024
Disclosure of detailed information about financial instruments [abstract]
Transfers between levels of fair value hierarchy	As of September 30, 2024 and December 31, 2023, there were no transfers between the levels of the fair value hierarchy.